UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05876

LORD ABBETT SERIES FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Lawrence B. Stoller, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO September 30, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 95.54%

Advertising Agency 0.14%
Interpublic Group of Cos. (The)*	13,100	$136

Aerospace 1.50%
Alliant Techsystems Inc.*	7,500	820
Curtiss-Wright Corp.	10,000	475
Moog Inc., Class A*	4,750	209
Total		1,504

Air Transportation 0.23%
Bristow Group Inc.*	5,400	236

Auto Components 1.72%
Oshkosh Truck Corp.	27,800	1,723

Auto Parts: Original Equipment 0.17%
ArvinMeritor, Inc.	9,900	167

Banks 1.90%
Colonial BancGroup, Inc. (The)	9,500	205
Cullen/Frost Bankers, Inc.	34,000	1,704
Total		1,909

Beverage: Brewers 0.09%
Anheuser-Busch Cos., Inc.	1,900	95

Beverage: Distillers 0.54%
Brown-Forman Corp.	7,300	547

Beverage: Soft Drinks 2.24%
Coca-Cola Enterprises Inc.	34,600	838
PepsiCo, Inc.	19,300	1,414
Total		2,252

Biotechnology Research & Production 1.50%
Amgen, Inc.*	26,600	1,505

Chemicals 4.27%
Albemarle Corp.	4,900	217
Cabot Corp.	3,900	138
Cytec Industries Inc.	25,100	1,717
Eastman Chemical Co.	5,000	334
Hercules Inc.	12,000	252
Praxair, Inc.	12,875	1,078
Rohm & Haas Co.	9,900	551
Total		4,287

Communications Technology 4.84%
Anixter International Inc.*	13,800	1,138
Cisco Systems, Inc.*	17,100	566
Corning Inc.	70,400	1,735
JDS Uniphase Corp.*	27,100	405
McAfee, Inc.*	18,800	656
Tellabs, Inc.*	38,300	365
Total		4,865

Computer Services, Software & Systems 1.57%
Cadence Design Systems, Inc.*	70,900	1,573

Computer Technology 2.42%
Intermec, Inc.*	7,800	204
SanDisk Corp.*	4,400	242
Sun Microsystems, Inc.*	197,000	1,105
Zebra Technologies Corp., Class A*	24,000	876
Total		2,427

Consumer Products 0.83%
Int’l Flavors & Fragrances Inc.	15,800	835

Containers & Packaging: Metal & Glass 0.72%
AptarGroup, Inc. (United Kingdom)(a)	12,400	469
Silgan Holdings Inc.	4,700	253
Total		722

Copper 0.34%
Freeport-McMoRan Copper & Gold Inc.	3,300	346

Diversified Financial Services 2.81%
Bank of New York Mellon Corp. (The)	44,187	1,950
Citigroup, Inc.	18,700	873
Total		2,823

Diversified Manufacturing 1.78%
Ball Corp.	10,100	543

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO September 30, 2007

		Value
Investments	Shares	(000)
Diversified Manufacturing (continued)
Brady Corp.	5,400	$193
Hexcel Corp.*	18,800	427
Olin Corp	28,100	629
Total		1,792

Drug & Grocery Store Chains 1.20%
Kroger Co. (The)	42,300	1,206

Drugs & Pharmaceuticals 7.82%
Abbott Laboratories	44,500	2,386
Eli Lilly & Co.	27,800	1,583
Medicis Pharmaceutical Corp.	6,200	189
Mylan Laboratories Inc.	21,600	345
Onyx Pharmaceuticals, Inc.*	12,000	522
Schering-Plough Corp.	46,430	1,468
Teva Pharmaceutical Industries Ltd. ADR (Israel)(a)	27,700	1,232
Wyeth	2,800	125
Total		7,850

Electrical Equipment & Components 1.69%
AMETEK, Inc.	9,550	413
Emerson Electric Co.	13,400	713
Molex Inc.	21,300	574
Total		1,700

Electronics:
Semi-Conductors/Components 0.75%
Micron Technology, Inc.*	22,100	245
Texas Instruments Inc.	13,800	505
Total		750

Electronics: Technology 1.78%
General Dynamics Corp.	19,300	1,630
PerkinElmer, Inc.	5,500	161
Total		1,791

Engineering & Contracting Services 0.49%
URS Corp.*	8,700	491

Financial: Miscellaneous 1.67%
Berkshire Hathaway Inc., Class B*	425	1,680

Gold 2.12%
Barrick Gold Corp. (Canada)(a)	52,800	2,127

Healthcare Facilities 1.99%
Da Vita Inc.*	16,200	1,023
Quest Diagnostics Inc.	16,835	973
Total		1,996

Healthcare Management Services 1.21%
IMS Health Inc.	39,600	1,213

Identification Control & Filter
Devices 1.60%
Agilent Technologies, Inc.*	25,000	922
IDEX Corp.	18,750	682
Total		1,604

Insurance: Multi-Line 2.46%
American Int’l. Group, Inc.	20,200	1,367
Hartford Financial Group, Inc. (The)	11,900	1,101
Total		2,468

Insurance: Property-Casualty 0.65%
Chubb Corp. (The)	7,600	408
HCC Insurance Holdings, Inc.	8,600	246
Total		654

Machinery: Construction & Handling 1.14%
Caterpillar Inc.	14,600	1,145

Machinery: Industrial/Specialty 0.43%
Kennametal Inc.	5,200	437

Machinery: Oil Well Equipment &
Services 2.59%
BJ Services Co.	33,300	884
CARBO Ceramics Inc.	7,200	365
Exterran Holdings, Inc.*	2,372	191
Halliburton Co.	17,800	683
Schlumberger Ltd. (Netherlands)(a)	2,000	210
Superior Energy Services, Inc.*	7,700	273
Total		2,606

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO September 30, 2007

		Value
Investments	Shares	(000)
Medical & Dental Instruments & Supplies 0.23%
Patterson Cos., Inc.*	6,000	$232

Metal Fabricating 1.76%
Quanex Corp.	26,150	1,229
Shaw Group, Inc. (The)*	9,200	534
Total		1,763

Miscellaneous: Consumer Staples 0.99%
Diageo plc ADR	11,300	991

Miscellaneous: Materials & Processing 0.19%
Rogers Corp.*	4,690	193

Multi-Sector Companies 7.91%
Carlisle Cos., Inc.	51,000	2,479
Eaton Corp.	4,470	443
Fortune Brands, Inc.	5,700	464
General Electric Co.	93,100	3,854
Honeywell International Inc.	11,800	702
Total		7,942

Oil: Crude Producers 2.88%
Apache Corp.	5,400	486
Chesapeake Energy Corp.	29,500	1,040
Forest Oil Corp.*	10,500	452
Range Resources Corp.	22,600	919
Total		2,897

Oil: Integrated Domestic 1.40%
EnCana Corp. (Canada)(a)	15,500	959
Occidental Petroleum Corp.	7,000	448
Total		1,407

Oil: Integrated International 4.72%
Chevron Corp.	9,700	908
ExxonMobil Corp.	41,400	3,832
Total		4,740

Publishing: Miscellaneous 0.99%
R.R. Donnelley & Sons Co.	27,300	998

Railroads 0.38%
Burlington Northern Santa Fe Corp.	4,700	382

Rental & Leasing Services: Commercial 0.54%
GATX Financial Corp.	12,800	547

Retail 1.76%
Costco Wholesale Corp.	19,300	1,184
Macy’s, Inc.	16,574	536
MSC Industrial Direct Co., Inc., Class A	900	46
Total		1,766

Scientific Equipment & Supplies 1.01%
Applera Corp. Applied Biosystems Group
Tracking Stock	29,200	1,012

Soaps & Household Chemicals 1.08%
Procter & Gamble Co. (The)	15,409	1,084

Steel 1.40%
Carpenter Technology Corp.	10,800	1,404

Utilities: Cable TV & Radio 0.74%
Comcast Corp., Class A*	30,925	741

Utilities: Electrical 2.37%
CMS Energy Corp.	24,540	413
PNM Resources, Inc.	17,300	403
Southern Co. (The)	31,600	1,146
Wisconsin Energy Corp.	9,300	419
Total		2,381

Utilities: Gas Distributors 2.13%
AGL Resources Inc.	4,800	190
Nicor Inc.	8,100	348
Spectra Energy Corp.	28,900	707
UGI Corp.	34,600	899
Total		2,144

Utilities: Gas Pipelines 0.54%
El Paso Corp.	32,200	546

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO September 30, 2007

		Value
Investments	Shares	(000)
Utilities: Telecommunications 3.32%
AT&T Inc.	68,200	$2,886
Qwest Communications International Inc.*	16,700	153
Verizon Communications, Inc.	6,600	292
Total		3,331
Total Common Stocks (cost $84,500,386)		95,963

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 4.87%

Repurchase Agreement
Repurchase Agreement dated 9/28/2007, 4.38% due 10/1/2007 with State Street Bank & Trust Co. collateralized by $5,100,000 of U.S. Treasury Note at 4.875% due 6/30/2012; value: $5,291,250; proceeds: $4,894,797 (cost $4,893,011)	$4,893	$4,893
Total Investments in Securities 100.41% (cost $89,393,397)		100,856

Liabilities in Excess of Other Assets (0.41%)		(408)

Net Assets 100.00%		$100,448

ADR American Depositary Receipt.

Tracking Stock A security issued by a parent company that tracks the performance of a particular division.

* Non-income producing security.

(a) Foreign security traded in U.S. Dollars.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2007

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 98.70%

COMMON STOCKS 61.15%

Chemicals 4.99%
Chemtura Corp.	170	$1,513,967
Eastman Chemical Co.	35	2,295,512
Monsanto Co.	30	2,580,774
Total		6,390,253

Commercial Banks 1.27%
Bank of America Corp.	27	1,377,398
Marshall & Ilsley Corp.	6	252,421
Total		1,629,819

Commercial Services & Supplies 2.00%
R.R. Donnelley & Sons Co.	70	2,559,200

Construction Materials 0.72%
KBR, Inc.*	24	914,972

Containers & Packaging 1.56%
Ball Corp.	37	1,999,500

Diversified Telecommunication Services 7.80%
AT&T Inc.	87	3,710,587
EMBARQ Corp.	38	2,107,240
Verizon Communications, Inc.	29	1,279,692
Windstream Corp.	205	2,891,776
Total		9,989,295

Electric Utilities 4.19%
Ameren Corp.	54	2,829,750
Puget Energy, Inc.	104	2,539,986
Total		5,369,736

Electrical Equipment 1.20%
Hubbell, Inc., Class B	27	1,542,240

Energy Equipment & Services 3.75%
GlobalSantaFe Corp. (Cayman Islands)(b)	29	2,234,988

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2007

	Shares
Investments	(000)	Value
Energy Equipment & Services (continued)
Halliburton Co.	67	$2,572,800
Total		4,807,788

Food & Staples Retailing 0.29%
Ingles Markets, Inc.	13	375,446

Food Products 5.14%
H.J. Heinz Co.	53	2,462,460
Kellogg Co.	22	1,209,600
Kraft Foods, Inc., Class A	84	2,909,193
Total		6,581,253

Gas Utilities 1.93%
NiSource Inc.	129	2,474,802

Hotels, Restaurants & Leisure 1.14%
McDonald’s Corp.	27	1,459,796

Household Durables 3.47%
Newell Rubbermaid, Inc.	97	2,792,658
Snap-on Inc.	33	1,649,682
Total		4,442,340

Insurance 5.50%
ACE Ltd. (Bermuda)(b)	37	2,210,805
PartnerRe Ltd. (Bermuda)(b)	22	1,769,376
Safeco Corp.	16	979,520
XL Capital Ltd., Class A (Bermuda)(b)	26	2,082,960
Total		7,042,661

Leisure Equipment & Products 0.49%
Tyco International Ltd. (Bermuda)(b)	14	625,194

Media 1.74%
Idearc Inc.	44	1,390,974
Interpublic Group of Cos. (The)*	81	840,925
Total		2,231,899

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2007

	Shares
Investments	(000)	Value
Multi-Line Retail 0.82%
Macy’s, Inc.	33	$1,052,598

Oil & Gas 3.50%
Chevron Corp.	29	2,685,746
EOG Resources, Inc.	25	1,793,784
Total		4,479,530

Paper & Forest Products 2.38%
Bowater, Inc.	101	1,512,888
MeadWestvaco Corp.	52	1,538,513
Total		3,051,401

Pharmaceuticals 3.43%
Bristol-Myers Squibb Co.	95	2,752,310
Mylan Laboratories, Inc.	103	1,639,092
Total		4,391,402

Semiconductor Equipment & Products 0.84%
Taiwan Semiconductor
Manufacturing Co., Ltd. ADR	107	1,079,764

Specialty Retail 1.52%
OfficeMax, Inc.	57	1,949,963

Trading Companies & Distributors 1.48%
Genuine Parts Co.	38	1,890,000
Total Common Stocks (cost $68,776,520)		78,330,852

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 4.26%

Aerospace & Defense 0.43%
DRS Technologies, Inc.+	2.00%	2/1/2026	$200	216,000
EDO Corp.	4.00%	11/15/2025	200	335,250
Total				551,250

Biotechnology 0.55%
Amgen, Inc.	0.125%	2/1/2011	200	186,750
CV Therapeutics, Inc.	3.25%	8/16/2013	250	203,438

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Biotechnology (continued)
Genzyme Corp.	1.25%	12/1/2023	$300	$318,750
Total				708,938

Commercial Services & Supplies 0.22%
Charles River Associates, Inc.	2.875%	6/15/2034	200	276,000

Diversified Consumer Services 0.28%
FTI Consulting, Inc.	3.75%	7/15/2012	200	353,250

Diversified Telecommunication Services 0.13%
Qwest Communications Int’l., Inc.	3.50%	11/15/2025	100	166,000

Food Products 0.26%
Archer Daniels Midland Co.+	0.875%	2/15/2014	250	240,313
Archer Daniels Midland Co.	0.875%	2/15/2014	100	96,125
Total				336,438

Healthcare Providers & Services 0.35%
Five Star Quality Care	3.75%	10/15/2026	500	448,750

Insurance 0.22%
Conseco, Inc. (Zero Coupon after 9/29/2010)(e)	3.50%	9/30/2035	300	276,375

Internet Software & Services 0.24%
Equinix, Inc.	2.50%	4/15/2012	300	306,750

IT Services 0.27%
Electronic Data Systems Corp.	3.875%	7/15/2023	350	352,625

Machinery 0.39%
Roper Industries, Inc. (Zero Coupon after 1/15/2009)(f)	1.481%	1/15/2034	600	496,500

Metals & Mining 0.18%
Newmont Mining Corp.+	1.25%	7/15/2014	200	228,000

Oil & Gas 0.34%
Devon Energy Corp.	4.90%	8/15/2008	250	437,812

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2007

	Interest	Maturity	Shares
Investments	Rate	Date	(000)	Value
Pharmaceuticals 0.40%
Teva Pharmaceutical Finance, LLC (Israel)(b)	0.50%	2/1/2024	250	$303,437
Wyeth	4.886%#	1/15/2024	200	211,754
Total				515,191
Total Convertible Bonds (cost $4,954,669)				5,453,879

CONVERTIBLE PREFERRED STOCKS 1.21%

Electric Utilities 0.21%
CMS Energy Corp.	4.50%		3	264,375

Energy Equipment & Services 0.50%
El Paso Corp.	4.99%		-(c)	636,244

Insurance 0.29%
Fortis Insurance N.V. (Netherland)+(b)	7.75%		10	134,280
MetLife, Inc.	6.375%		3	102,900
XL Capital Ltd. (Bermuda)(b)	7.00%		5	139,000
Total				376,180

Pharmaceuticals 0.21%
Schering-Plough Corp.	6.00%		1	277,000
Total Convertible Preferred Stocks (cost $1,262,024)				1,553,799

				U.S. $
				Value
FOREIGN COMMON STOCKS 6.29%

Australia 1.29%
Coca-Cola Amatil Ltd.(a)			206	$1,644,276

Canada 0.50%
CI Financial Income Fund Unit(a)			24	647,625

Germany 0.53%
Henkel KGaA(a)			14	677,709

Greece 0.92%
National Bank of Greece S.A.(a)			19	1,175,492

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2007

			Shares	U.S. $
Investments			(000)	Value
United Kingdom 3.05%
Cadbury Schweppes plc(a)			132	$1,534,219
Kesa Electricals plc(a)			211	1,185,240
Royal Bank of Scotland Group plc (The)(a)			111	1,191,693
Total				3,911,152
Total Foreign Common Stocks (cost $7,140,247)				8,056,254

FOREIGN PREFERRED STOCKS 0.25%

Brazil 0.25%
Companhia Energetica de Minas Gerais(a) (cost $278,530)			15	321,277

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES BONDS 3.14%

Federal Home Loan Mortgage Corp.
(cost $4,018,331)	5.75%	4/15/2008	$4,000	$4,019,112

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.51%

Federal National Mortgage Assoc.	6.00%	2/1/2034 - 4/1/2036	1,585	1,591,356
Federal National Mortgage Assoc.	6.50%	7/1/2035 - 12/1/2036	1,592	1,622,060
Total Government Sponsored Enterprises Pass-Throughs (cost $3,231,873)				3,213,416

HIGH YIELD CORPORATE BONDS 17.44%

Aerospace & Defense 0.20%
Hawker Beechcraft Corp.+	9.75%	4/1/2017	250	256,250

Auto Components 0.13%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	100	87,500

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Auto Components (continued)
Stanadyne Corp.	10.00%	8/15/2014	$75	$75,750
Total				163,250

Automobiles 0.20%
Hertz Corp. (The)	8.875%	1/1/2014	250	258,750

Chemicals 0.75%
Equistar Chemicals, L.P.	7.55%	2/15/2026	200	179,000
Ineos Group Holdings plc (United Kingdom)+(b)	8.50%	2/15/2016	600	577,500
Lyondell Chemical Co.	8.25%	9/15/2016	175	198,188
Total				954,688

Commercial Services & Supplies 0.43%
ARAMARK Corp.	8.50%	2/1/2015	225	230,625
FTI Consulting, Inc.	7.75%	10/1/2016	75	78,000
NOVA Chemicals Corp. (Canada)(b)	8.484%#	11/15/2013	250	246,250
Total				554,875

Consumer Finance 0.42%
Ford Motor Credit Co.	7.375%	10/28/2009	250	245,254
GMAC LLC	7.25%	3/2/2011	300	291,040
Total				536,294

Containers & Packaging 0.66%
Berry Plastics Holding Corp.	8.875%	9/15/2014	500	513,750
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	350	330,750
Total				844,500

Diversified Consumer Services 0.28%
Allied Waste North America, Inc.	7.25%	3/15/2015	350	358,750

Diversified Financials 1.23%
Algoma Acquisition Corp. (Canada)+(b)	9.875%	6/15/2015	50	44,750
Ashtead Capital Inc.+	9.00%	8/15/2016	200	198,250
Ford Capital B.V. (Netherlands)(b)	9.50%	6/1/2010	500	500,000
RBS Global & Rexnord Corp.	8.875%	9/1/2016	350	353,500
RBS Global & Rexnord Corp.	9.50%	8/1/2014	100	104,000

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Diversified Financials (continued)
RBS Global & Rexnord Corp.	11.75%	8/1/2016	$350	$374,500
Total				1,575,000

Diversified Telecommunication Services 1.77%
Cincinnati Bell, Inc.	7.00%	2/15/2015	600	582,000
Hughes Network Systems, LLC	9.50%	4/15/2014	250	253,125
Intelsat Ltd. (Bermuda)(b)	6.50%	11/1/2013	250	191,250
Intelsat Ltd. (Bermuda)(b)	9.25%	6/15/2016	150	156,375
Qwest Capital Funding, Inc.	7.90%	8/15/2010	400	411,000
Syniverse Technologies	7.75%	8/15/2013	500	480,000
Windstream Corp.	7.00%	3/15/2019	200	196,000
Total				2,269,750

Electric Utilities 0.88%
Dynegy Holdings, Inc.	8.375%	5/1/2016	250	252,500
Edison Mission Energy	7.75%	6/15/2016	500	520,000
Reliant Energy, Inc.	7.875%	6/15/2017	350	353,937
Total				1,126,437

Electrical Equipment 0.90%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	250	230,625
Baldor Electric Co.	8.625%	2/15/2017	500	525,000
NXP b.v. (Netherlands)(b)	9.50%	10/15/2015	425	397,375
Total				1,153,000

Energy Equipment & Services 0.26%
El Paso Corp.	7.00%	6/15/2017	100	102,039
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	250	235,000
Total				337,039

Food & Staples Retailing 0.18%
Rite Aid Corp.+	9.375%	12/15/2015	250	233,750

Food Products 0.36%
Constellation Brands, Inc.	8.125%	1/15/2012	200	204,500
Landry’s Restaurants, Inc.	7.50%	12/15/2014	250	250,000
Total				454,500

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Healthcare Providers & Services 0.49%
Community Health Systems+	8.875%	7/15/2015	$150	$154,875
HCA Inc.	6.25%	2/15/2013	250	221,875
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	250	251,250
Total				628,000

Healthcare Technology 0.24%
Biomet, Inc.+	10.00%	10/15/2017	300	301,500

Hotels, Restaurants & Leisure 0.19%
River Rock Entertainment Authority	9.75%	11/1/2011	20	20,750
Station Casinos, Inc.	6.50%	2/1/2014	250	221,250
Total				242,000

Industrial Conglomerates 0.50%
Ball Corp.	6.625%	3/15/2018	250	246,250
Park-Ohio Industries, Inc.	8.375%	11/15/2014	400	388,000
Total				634,250

IT Services 0.20%
SunGard Data Systems Inc.	9.125%	8/15/2013	250	261,250

Leisure Equipment & Products 0.16%
Turning Stone Casino Resort+	9.125%	9/15/2014	200	208,000

Media 2.80%
Affinion Group Holdings, Inc.	11.50%	10/15/2015	350	369,250
Barrington Broadcasting	10.50%	8/15/2014	500	517,500
CCH I Holdings LLC	11.00%	10/1/2015	150	152,625
CCH I Holdings LLC	11.75%	5/15/2014	500	465,000
Gaylord Entertainment Co.	8.00%	11/15/2013	100	101,875
General Motors Corp.	7.20%	1/15/2011	250	239,375
Idearc Inc.	8.00%	11/15/2016	500	501,250
Mediacom Broadband LLC / Corp.	8.50%	10/15/2015	250	251,875
Mediacom Communications Corp.	9.50%	1/15/2013	250	254,375
R.H. Donnelley Corp.	8.875%	1/15/2016	300	307,125
R.H. Donnelley Corp.+(d)	8.875%	10/15/2017	125	127,500
Univision Communications PIK+	9.75%	3/15/2015	300	294,000
Total				3,581,750

Metals & Mining 0.78%
Aleris International, Inc.	10.00%	12/15/2016	150	133,500

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Metals & Mining (continued)
Freeport-McMoRan Copper & Gold	8.375%	4/1/2017	$425	$465,375
Noranda Aluminum, Inc. PIK+	9.36%#	5/15/2015	300	283,500
Novelis, Inc. (Canada)(b)	7.25%	2/15/2015	125	121,250
Total				1,003,625

Multi-Utilities & Unregulated Power 0.27%
Mirant Americas Generation LLC	9.125%	5/1/2031	350	350,000

Oil & Gas 0.90%
Chesapeake Energy Corp.	7.625%	7/15/2013	300	315,000
Forest Oil Corp.+	7.25%	6/15/2019	200	201,000
Verasun Energy+	9.375%	6/1/2017	350	302,750
Williams Cos., Inc. (The)	7.875%	9/1/2021	300	327,750
Total				1,146,500

Paper & Forest Products 0.68%
Abitibi-Consolidated, Inc. (Canada)(b)	8.55%	8/1/2010	350	290,500
Bowater, Inc.	6.50%	6/15/2013	200	147,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	173	177,325
Graphic Packaging International	9.50%	8/15/2013	250	258,125
Total				872,950

Pharmaceuticals 0.22%
Mylan Laboratories, Inc.	6.375%	8/15/2015	150	161,812
Warner Chilcott Corp.	8.75%	2/1/2015	120	124,800
Total				286,612

Real Estate 0.13%
Host Marriott L.P.	6.375%	3/15/2015	175	171,937

Semiconductors & Semiconductor Equipment 0.42%
Freescale Semiconductor, Inc.	8.875%	12/15/2014	550	533,500

Specialty Retail 0.19%
Brookstone, Inc.	12.00%	10/15/2012	250	248,750

Textiles & Apparel 0.33%
Elizabeth Arden, Inc.	7.75%	1/15/2014	350	346,500
INVISTA+	9.25%	5/1/2012	70	73,850
Total				420,350

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Wireless Telecommunication Services 0.29%
Dobson Communications Corp.	8.875%	10/1/2013	$350	$374,500
Total High Yield Corporate Bonds (cost $22,362,340)				22,342,307

U.S. TREASURY OBLIGATIONS 2.45%

U.S. Treasury Note (cost $3,090,786)	5.75%	8/15/2010	3,000	3,139,923
Total Long-Term Investments (cost $115,115,320)				126,430,819

SHORT-TERM INVESTMENT 1.86%

Repurchase Agreement
Repurchase Agreement dated 9/28/2007, 4.38% due 10/1/2007 with State Street Bank & Trust Co. collateralized by $2,430,000 of U. S. Treasury Bill at 3.54% due 10/25/2007; value: $2,423,925; proceeds: $2,376,690 (cost $2,375,823)			2,376	2,375,822
Total Investments in Securities 100.56% (cost $117,491,143)				128,806,641
Liabilities in Excess of Other Assets (0.56%)				(713,873)
Net Assets 100.00%				$128,092,768

ADR American Depositary Receipt.

PIK Payment-in-kind.

Unit More than one class of securities traded together.
*	Non-income producing security.

**	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable rate security. The interest rate represents the rate at September 30, 2007.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Amount is less than 1,000 shares.
(d)	Security purchased on a when-issued basis (See Note 2 (e)).
(e)

The issuer will pay interest on the bonds at a rate of 3.50% until September 29, 2010. Beginning September 30, 2010, the bonds will be subject to daily accretion of the principal amount at the rate of 3.50% per year.

(f)

The notes were offered at an issue price of $395.02 per note with an interest rate of 1.4813% per year. Beginning January 16, 2009, the issuer will not pay any cash interest on the notes prior to maturity unless contingent cash interest becomes payable. Instead, on January 15, 2034, the maturity date of the notes, a holder will receive $1,000 per note.

See Notes to Schedule of Investments.

11

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND DEBENTURE PORTFOLIO September 30, 2007

			Shares
Investments			(000)	Value
LONG-TERM INVESTMENTS 97.18%

COMMON STOCKS 0.56%

Banking 0.33%
Marshall & Ilsley Corp.			23	$1,009,687

Pharmaceuticals 0.23%
Schering-Plough Corp.			23	710,125
Total Common Stocks (cost $1,453,422)				1,719,812

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 12.35%

Aerospace/Defense 1.20%
DRS Technologies, Inc.+	2.00%	2/1/2026	$650	702,000
EDO Corp.	4.00%	11/15/2025	400	670,500
L-3 Communications Corp.	3.00%	8/1/2035	1,200	1,395,000
Lockheed Martin Corp.	5.308%#	8/15/2033	600	915,360
Total				3,682,860

Agriculture 0.31%
Archer Daniels Midland Co.+	0.875%	2/15/2014	1,000	961,250

Beverage 0.27%
Molson Coors Brewing Co.	2.50%	7/30/2013	750	838,125

Building & Construction 0.34%
Fluor Corp.	1.50%	2/15/2024	400	1,031,500

Computer Hardware 0.25%
Intel Corp.	2.95%	12/15/2035	750	780,000

Electronics 0.88%
Cypress Semiconductor Corp.	1.00%	9/15/2009	250	328,750
FLIR Systems, Inc.	3.00%	6/1/2023	400	1,009,000
Millipore Corp.	3.75%	6/1/2026	1,250	1,357,812
Total				2,695,562

Energy: Exploration & Production 0.20%
Quicksilver Resources, Inc.	1.875%	11/1/2024	375	622,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND DEBENTURE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Food 0.19%
Morgan Stanley (convertible into Nestle S.A)+	2.00%	6/28/2012	$500	$584,175

Food & Drug Retailers 0.09%
BNP Paribas (convertible into CVS Caremark Corp.) (France)+(a)	6.70%	12/14/2007	250	284,108

Health Services 0.67%
Amgen, Inc.	0.125%	2/1/2011	750	700,313
Invitrogen Corp.	3.25%	6/15/2025	1,250	1,350,000
Total				2,050,313

Integrated Energy 0.57%
Devon Energy Corp.	4.90%	8/15/2008	1,000	1,751,250

Machinery 0.67%
Roper Industries, Inc. (Zero Coupon after 1/15/2009)(e)	1.481%	1/15/2034	2,500	2,068,750

Media: Broadcast 0.52%
Sinclair Broadcast Group, Inc. (2.00 % after 1/15/2011)(d)	4.875%	7/15/2018	200	189,750
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	835	780,725
Total				970,475

Media: Diversified 0.62%
Lehman Brothers Holdings, Inc. (convertible into News Corp., Class A)	0.45%	12/27/2013	500	495,450
Liberty Media LLC (convertible into Viacom Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	967,500
Walt Disney Co. (The)	2.125%	4/15/2023	375	458,906
Total				1,921,856

Metals/Mining (Excluding Steel) 0.28%
Placer Dome, Inc. (Canada)(a)	2.75%	10/15/2023	500	870,625

Oil Field Equipment & Services 0.62%
Hanover Compressor Co.	4.75%	1/15/2014	400	742,500
Schlumberger Ltd. (Netherlands)(a)	1.50%	6/1/2023	400	1,161,500
Total				1,904,000

Pharmaceuticals 1.76%
ALZA Corp.	Zero Coupon	7/28/2020	1,000	907,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND DEBENTURE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Pharmaceuticals (continued)
CV Therapeutics, Inc.	3.25%	8/16/2013	$750	$610,312
Genzyme Corp.	1.25%	12/1/2023	1,250	1,328,125
Gilead Sciences, Inc.	0.625%	5/1/2013	800	962,000
Wyeth	4.886%#	1/15/2024	1,500	1,588,155
Total				5,396,092

Printing & Publishing 0.18%
Omnicom Group Inc.	Zero Coupon	7/1/2038	500	538,750

Software/Services 1.46%
Cadence Design Systems, Inc.	1.375%	12/15/2011	250	291,563
Electronic Data Systems Corp.	3.875%	7/15/2023	1,250	1,259,375
Equinix, Inc.	2.50%	4/15/2012	750	766,875
Symantec Corp.	0.75%	6/15/2011	1,250	1,431,250
Trizetto Group, Inc.	1.125%	4/15/2012	750	728,437
Total				4,477,500

Support: Services 0.90%
Charles River Associates, Inc.	2.875%	6/15/2034	735	1,014,300
FTI Consulting, Inc.	3.75%	7/15/2012	1,000	1,766,250
Total				2,780,550

Telecommunications Equipment 0.19%
Comverse Technology, Inc.	Zero Coupon	5/15/2023	300	349,875
LSI Logic Corp.	4.00%	5/15/2010	250	248,438
Total				598,313

Telecommunications: Integrated/Services 0.27%
Qwest Communications International, Inc.	3.50%	11/15/2025	500	830,000

Telecommunications: Wireless 0.11%
Nextel Communications, Inc.	5.25%	1/15/2010	350	350,875
Total Convertible Bonds (cost $32,059,498)				37,989,429

			Shares
			(000)
CONVERTIBLE PREFERRED STOCKS 3.99%
Electric: Generation 1.01%
NRG Energy, Inc.	5.75%		4	1,553,475
PNM Resources, Inc.	6.75%		35	1,555,750
Total				3,109,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND DEBENTURE PORTFOLIO September 30, 2007

	Interest		Shares
Investments	Rate		(000)	Value
Electric: Integrated 0.32%
CMS Energy Corp.	4.50%		11	$969,375

Energy: Exploration & Production 0.26%
Chesapeake Energy Corp.	4.50%		8	806,000

Engineering 0.20%
Lehman Brothers, Inc. (convertible into ABB Ltd.)	9.35%		25	628,750

Gas Distribution 0.46%
El Paso Corp.	4.99%		1	1,413,875

Integrated Energy 0.41%
Williams Cos., Inc. (The)	5.50%		8	1,247,025

Life Insurance 0.40%
MetLife Inc.	6.375%		36	1,234,800

Metals/Mining (Excluding Steel) 0.79%
Freeport-McMoRan Copper & Gold	6.75%		5	775,500
Vale Capital Ltd. (Brazil)(a)	5.50%		25	1,659,250
Total				2,434,750

Oil Refining & Marketing 0.14%
Morgan Stanley (convertible into Valero Energy Corp.)+	7.25%		6	420,081
Total Convertible Preferred Stocks (cost $9,670,317)				12,263,881

			Principal
		Maturity	Amount
		Date	(000)
GOVERNMENT SPONSORED ENTERPRISES BONDS 3.32%
Federal Home Loan Mortgage Corp.	5.125%	4/18/2011	$2,500	2,555,015
Federal Home Loan Mortgage Corp.	5.75%	3/15/2009	7,500	7,637,370
Total Government Sponsored Enterprises Bonds (cost $10,137,490)				10,192,385

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 9.16%

Federal National Mortgage Assoc.	6.00%	2/1/2032-6/1/2037	17,567	17,619,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND DEBENTURE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.(c)	6.50%	TBA	$3,000	$3,054,843
Federal National Mortgage Assoc.	6.50%	5/1/2035-7/1/2037	7,367	7,509,679
Total Government Sponsored Enterprises Pass-Throughs (cost $28,192,618)				28,183,760

HIGH YIELD CORPORATE BONDS 62.75%

Aerospace/Defense 1.16%
DRS Technologies, Inc.	6.875%	11/1/2013	450	452,250
Esterline Technologies Corp.	6.625%	3/1/2017	150	149,250
Esterline Technologies Corp.	7.75%	6/15/2013	510	520,200
Hawker Beechcraft Corp.+	8.50%	4/1/2015	1,180	1,209,500
L-3 Communications Corp.	6.125%	1/15/2014	750	738,750
L-3 Communications Corp.	6.375%	10/15/2015	500	493,750
Total				3,563,700

Apparel/Textiles 0.28%
Levi Strauss & Co.	8.875%	4/1/2016	175	181,125
Quiksilver, Inc.	6.875%	4/15/2015	700	673,750
Total				854,875

Auto Loans 1.14%
Ford Motor Credit Corp.	7.25%	10/25/2011	1,400	1,313,080
General Motors Acceptance Corp.	7.25%	3/2/2011	2,275	2,207,050
Total				3,520,130

Auto Parts & Equipment 0.81%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	600	525,000
Lear Corp.	8.50%	12/1/2013	600	577,500
Stanadyne Corp.	10.00%	8/15/2014	275	277,750
Tenneco Inc.	8.625%	11/15/2014	625	632,812
TRW Automotive Inc.+	7.25%	3/15/2017	475	465,500
Total				2,478,562

Automotive 1.19%
Ford Capital BV (Netherlands)(a)	9.50%	6/1/2010	1,500	1,500,000
General Motors Corp.	7.20%	1/15/2011	1,800	1,723,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND DEBENTURE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Automotive (continued)
General Motors Corp.	8.375%	7/15/2033	$500	$440,625
Total				3,664,125

Beverage 0.27%
Cerveceria Nacional Dominicana (Dominican Republic)+(a)	8.00%	3/27/2014	226	229,955
Constellation Brands Inc.+	7.25%	5/15/2017	600	603,000
Total				832,955

Building & Construction 0.15%
Beazer Homes USA, Inc.	6.50%	11/15/2013	500	372,500
K. Hovnanian Enterprises, Inc.	8.625%	1/15/2017	125	103,750
Total				476,250

Building Materials 0.92%
Belden, Inc.+	7.00%	3/15/2017	1,000	995,000
General Cable Corp.	7.125%	4/1/2017	300	295,500
Interline Brands, Inc.	8.125%	6/15/2014	1,025	1,017,312
NTK Holdings Inc. (10.75% after 9/1/2009)*	Zero Coupon	3/1/2014	350	217,000
Ply Gem Holdings Industries, Inc.	9.00%	2/15/2012	375	305,625
Total				2,830,437

Chemicals 3.05%
Airgas, Inc.	6.25%	7/15/2014	525	501,375
Equistar Chemicals, L.P.	7.55%	2/15/2026	1,500	1,342,500
Hercules, Inc.	6.75%	10/15/2029	850	847,875
IMC Global, Inc.	7.30%	1/15/2028	1,050	1,002,750
Ineos Group Holdings plc (United Kingdom)+(a)	8.50%	2/15/2016	1,500	1,443,750
INVISTA+	9.25%	5/1/2012	725	764,875
Lyondell Chemical Co.	8.00%	9/15/2014	575	635,375
MacDermid, Inc.+	9.50%	4/15/2017	500	485,000
Mosaic Co. (The)+	7.375%	12/1/2014	200	211,000
Nalco Co.	8.875%	11/15/2013	875	923,125
NOVA Chemicals Corp. (Canada)(a)	6.50%	1/15/2012	400	380,000
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	850	852,125
Total				9,389,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND DEBENTURE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Consumer Products 1.04%
Elizabeth Arden, Inc.	7.75%	1/15/2014	$1,600	$1,584,000
Playtex Products, Inc.	9.375%	6/1/2011	550	568,563
Vitro S.A. (Mexico)(a)	9.125%	2/1/2017	1,075	1,061,562
Total				3,214,125

Diversified Capital Goods 1.27%
Actuant Corp.+	6.875%	6/15/2017	200	198,000
Mueller Water Products, Inc.	7.375%	6/1/2017	850	820,250
Park-Ohio Industries, Inc.	8.375%	11/15/2014	700	679,000
RBS Global & Rexnord Corp.	9.50%	8/1/2014	1,750	1,820,000
Sensus Metering Systems, Inc.	8.625%	12/15/2013	405	394,875
Total				3,912,125

Electric: Generation 3.13%
Dynegy Holdings, Inc.+	7.75%	6/1/2019	575	552,719
Dynegy Holdings, Inc.	8.375%	5/1/2016	2,000	2,020,000
Edison Mission Energy+	7.00%	5/15/2017	1,625	1,608,750
Edison Mission Energy	7.75%	6/15/2016	2,025	2,106,000
NRG Energy, Inc.	7.375%	2/1/2016	1,500	1,507,500
Reliant Energy, Inc.	6.75%	12/15/2014	525	532,875
Reliant Energy, Inc.	7.875%	6/15/2017	1,275	1,289,343
Total				9,617,187

Electric: Integrated 1.77%
Mirant Americas Generation LLC	9.125%	5/1/2031	1,250	1,250,000
Mirant North America LLC	7.375%	12/31/2013	1,250	1,275,000
Nevada Power Co.	5.875%	1/15/2015	1,000	981,561
PG&E Corp.	4.80%	3/1/2014	300	286,367
PSEG Energy Holdings Inc.	8.50%	6/15/2011	671	709,601
Virginia Electric & Power Co.	4.50%	12/15/2010	950	934,317
Total				5,436,846

Electronics 1.39%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	1,500	1,383,750
Freescale Semiconductor, Inc.	8.875%	12/15/2014	1,900	1,843,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND DEBENTURE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electronics (continued)
NXP BV/NXP Funding LLC (Netherlands)(a)	7.875%	10/15/2014	$1,075	$1,038,719
Total				4,265,469

Energy: Exploration & Production 2.60%
Chesapeake Energy Corp.	6.25%	1/15/2018	1,600	1,552,000
Cimarex Energy Co.	7.125%	5/1/2017	1,675	1,670,813
Forest Oil Corp.+	7.25%	6/15/2019	1,000	1,005,000
KCS Energy Services, Inc.	7.125%	4/1/2012	610	594,750
Kerr-McGee Corp.	6.95%	7/1/2024	1,200	1,246,345
Pogo Producing Co.	6.625%	3/15/2015	1,250	1,259,375
Quicksilver Resources, Inc.	7.125%	4/1/2016	300	297,000
Range Resources Corp.	7.375%	7/15/2013	360	367,200
Total				7,992,483

Environmental 0.80%
Allied Waste North America, Inc.	6.125%	2/15/2014	1,200	1,171,500
Allied Waste North America, Inc.	7.875%	4/15/2013	1,250	1,296,875
Total				2,468,375

Food: Wholesale 0.48%
Dole Food Co.	8.75%	7/15/2013	1,500	1,470,000

Food & Drug Retailers 1.17%
Ingles Markets, Inc.	8.875%	12/1/2011	1,200	1,230,000
Rite Aid Corp.+	9.375%	12/15/2015	1,000	935,000
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	925	946,969
SUPERVALU INC.	7.50%	11/15/2014	475	485,687
Total				3,597,656

Forestry/Paper 2.19%
Abitibi-Consolidated, Inc. (Canada)(a)	8.55%	8/1/2010	1,500	1,245,000
Bowater, Inc.	6.50%	6/15/2013	500	367,500
Bowater, Inc.	9.50%	10/15/2012	1,000	837,500
Buckeye Technologies, Inc.	8.00%	10/15/2010	563	577,075
Domtar, Inc. (Canada)(a)	7.875%	10/15/2011	550	567,875
Graphic Packaging International, Corp.	9.50%	8/15/2013	750	774,375
Jefferson Smurfit Corp.	7.50%	6/1/2013	70	68,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND DEBENTURE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Forestry/Paper (continued)
Jefferson Smurfit Corp.	8.25%	10/1/2012	$250	$251,875
Norske Skog Canada Ltd. (Canada)(a)	7.375%	3/1/2014	650	487,500
Rock-Tenn Co., Class A	8.20%	8/15/2011	375	389,531
Stone Container Corp.	8.00%	3/15/2017	1,200	1,185,000
Total				6,751,306

Gaming 3.22%
Boyd Gaming Corp.	7.125%	2/1/2016	925	899,562
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	2,000	1,800,000
Las Vegas Sands Corp.	6.375%	2/15/2015	1,200	1,167,000
MGM Mirage, Inc.	6.75%	9/1/2012	1,000	988,750
River Rock Entertainment Authority	9.75%	11/1/2011	775	804,063
Scientific Games Corp.	6.25%	12/15/2012	625	605,469
Seneca Gaming Corp.	7.25%	5/1/2012	1,000	1,012,500
Snoqualmie Entertainment Authority+	9.125%	2/1/2015	1,000	990,000
Turning Stone Casino Resort+	9.125%	12/15/2010	1,250	1,281,250
Turning Stone Casino Resort+	9.125%	9/15/2014	200	208,000
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.	6.625%	12/1/2014	150	147,750
Total				9,904,344

Gas Distribution 2.17%
El Paso Corp.	7.00%	6/15/2017	975	994,875
Ferrellgas Partners, L.P.	6.75%	5/1/2014	1,100	1,078,000
Inergy L.P.	8.25%	3/1/2016	1,000	1,037,500
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	875	813,750
Williams Cos., Inc. (The)	7.875%	9/1/2021	1,400	1,529,500
Williams Partners L.P.	7.25%	2/1/2017	1,200	1,230,000
Total				6,683,625

Health Services 5.13%
Advanced Medical Optics, Inc.	7.50%	5/1/2017	1,000	925,000
Biomet, Inc.+	10.00%	10/15/2017	775	778,875
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	1,000	955,000
Centene Corp.	7.25%	4/1/2014	1,250	1,231,250
Community Health Systems+	8.875%	7/15/2015	1,000	1,032,500
DaVita, Inc.	7.25%	3/15/2015	1,000	1,007,500
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	350	360,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND DEBENTURE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Health Services (continued)
HCA, Inc.	6.375%	1/15/2015	$2,000	$1,710,000
HCA, Inc.+	9.125%	11/15/2014	750	793,125
Psychiatric Solutions, Inc.	7.75%	7/15/2015	375	381,562
Sun Healthcare Group Inc.+	9.125%	4/15/2015	1,750	1,793,750
Tenet Healthcare Corp.	9.25%	2/1/2015	275	244,063
Tenet Healthcare Corp.	9.875%	7/1/2014	400	368,000
United Surgical Partners, Inc.	8.875%	5/1/2017	1,500	1,522,500
UnitedHealth Group, Inc.	4.875%	4/1/2013	500	487,419
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	1,500	1,462,500
Varietal Distribution PIK+	10.25%	7/15/2015	750	727,500
Total				15,781,044

Hotels 0.69%
Gaylord Entertainment Co.	8.00%	11/15/2013	1,360	1,385,500
Host Marriott L.P.	6.375%	3/15/2015	750	736,875
Total				2,122,375

Integrated Energy 0.26%
Verasun Energy+	9.375%	6/1/2017	920	795,800

Machinery 0.98%
Baldor Electric Co.	8.625%	2/15/2017	1,900	1,995,000
Gardner Denver, Inc.	8.00%	5/1/2013	1,000	1,007,500
Total				3,002,500

Media: Broadcast 1.29%
Allbritton Communications Co.	7.75%	12/15/2012	1,200	1,218,000
LIN TV Corp.	6.50%	5/15/2013	500	488,750
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	442	454,155
Univision Communications PIK+	9.75%	3/15/2015	1,850	1,813,000
Total				3,973,905

Media: Cable 2.74%
Charter Communications Holdings LLC I	11.00%	10/1/2015	2,000	2,035,000
Charter Communications Holdings LLC I	11.75%	5/15/2014	1,300	1,209,000
Charter Communications Holdings LLC II	10.25%	9/15/2010	500	513,750
DirecTV Holdings LLC	6.375%	6/15/2015	1,000	953,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND DEBENTURE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Media: Cable (continued)
DirecTV Holdings LLC	8.375%	3/15/2013	$406	$423,763
Echostar DBS Corp.	6.375%	10/1/2011	1,000	1,007,500
Echostar DBS Corp.	7.125%	2/1/2016	1,075	1,109,937
Mediacom Broadband LLC	8.50%	10/15/2015	375	377,813
Mediacom Communications Corp.	9.50%	1/15/2013	775	788,562
Total				8,419,075

Media: Services 0.60%
Affinion Group, Inc.	11.50%	10/15/2015	625	659,375
Interpublic Group of Cos. (The)	6.25%	11/15/2014	285	256,500
Warner Music Group Corp.	7.375%	4/15/2014	1,050	918,750
Total				1,834,625

Metals/Mining (Excluding Steel) 2.04%
Aleris International, Inc.	10.00%	12/15/2016	1,200	1,068,000
Foundation PA Coal Co.	7.25%	8/1/2014	750	738,750
Freeport-McMoRan Copper & Gold	8.375%	4/1/2017	2,025	2,217,375
Noranda Aluminum, Inc. PIK+	9.36%#	5/15/2015	1,075	1,015,875
Peabody Energy Corp.	5.875%	4/15/2016	1,000	985,000
Peabody Energy Corp.	7.375%	11/1/2016	225	238,500
Total				6,263,500

Multi-Line Insurance 0.46%
Hub International Holdings, Inc.+	9.00%	12/15/2014	475	458,375
USI Holdings Corp.+	9.433%#	11/15/2014	1,000	955,000
Total				1,413,375

Non-Electric Utilities 0.49%
SEMCO Energy, Inc.	7.125%	5/15/2008	1,500	1,511,535

Non-Food & Drug Retailers 0.22%
Brookstone Company, Inc.	12.00%	10/15/2012	675	671,625

Oil Field Equipment & Services 1.84%
CGGVeritas (France)(a)	7.75%	5/15/2017	125	129,375
CHC Helicopter Corp., Class A (Canada)(a)	7.375%	5/1/2014	600	573,000
Complete Production Services, Inc.	8.00%	12/15/2016	1,200	1,192,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND DEBENTURE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Oil Field Equipment & Services (continued)
Dresser-Rand Group Inc.	7.375%	11/1/2014	$854	$856,135
Grant Prideco, Inc.	6.125%	8/15/2015	1,000	975,000
Hornbeck Offshore Services, Inc., Series B	6.125%	12/1/2014	750	705,000
Pride International, Inc.	7.375%	7/15/2014	1,205	1,241,150
Total				5,672,160

Oil Refining & Marketing 0.33%
Tesoro Corp.	6.25%	11/1/2012	875	881,562
Tesoro Corp.+	6.50%	6/1/2017	125	124,688
Total				1,006,250

Packaging 1.33%
Ball Corp.	6.625%	3/15/2018	950	935,750
Berry Plastics Holdings Corp.	8.875%	9/15/2014	1,000	1,027,500
Crown Cork & Seal, Inc.	7.375%	12/15/2026	1,720	1,625,400
Owens-Brockway Glass Container Inc.	8.875%	2/15/2009	492	501,840
Total				4,090,490

Pharmaceuticals 0.59%
Mylan Laboratories, Inc.	6.375%	8/15/2015	800	863,000
Warner Chilcott Corp.	8.75%	2/1/2015	910	946,400
Total				1,809,400

Printing & Publishing 1.64%
Deluxe Corp.	7.375%	6/1/2015	600	595,500
Dex Media, Inc. (9.00% after 11/15/2008)*	Zero Coupon	11/15/2013	500	472,500
Dex Media West	9.875%	8/15/2013	536	572,850
Idearc Inc.	8.00%	11/15/2016	2,000	2,005,000
R.H. Donnelley Corp.	8.875%	1/15/2016	1,000	1,023,750
R.H. Donnelley Corp.+(b)	8.875%	10/15/2017	375	382,500
Total				5,052,100

Restaurants 0.69%
Denny’s Corp./Denny’s Holdings Inc.	10.00%	10/1/2012	1,000	1,037,500
Landry’s Restaurants, Inc.	7.50%	12/15/2014	1,100	1,100,000
Total				2,137,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND DEBENTURE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Software/Services 1.69%
Open Solutions, Inc.+	9.75%	2/1/2015	$600	$580,500
PGS Solutions, Inc.+	9.625%	2/15/2015	800	750,000
SERENA Software, Inc.	10.375%	3/15/2016	750	776,250
SunGard Data Systems, Inc.	9.125%	8/15/2013	1,200	1,254,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	600	630,000
Syniverse Technologies Inc.	7.75%	8/15/2013	1,250	1,200,000
Total				5,190,750

Steel Producers/Products 0.59%
AK Steel Holding Corp.	7.75%	6/15/2012	750	763,125
Algoma Acquisition Corp. (Canada)+(a)	9.875%	6/15/2015	500	447,500
Allegheny Ludlum Corp.	6.95%	12/15/2025	625	603,125
Total				1,813,750

Support: Services 2.65%
Aramark Corp.	8.50%	2/1/2015	1,000	1,025,000
Ashtead Capital Inc.+	9.00%	8/15/2016	475	470,844
Avis Budget Car Rental	7.625%	5/15/2014	2,000	1,975,000
FTI, Inc.	7.75%	10/1/2016	400	416,000
Hertz Corp. (The)	8.875%	1/1/2014	1,600	1,656,000
Iron Mountain Inc.	7.75%	1/15/2015	800	802,000
NEFF Corp.	10.00%	6/1/2015	400	286,000
Rental Service Corp.	9.50%	12/1/2014	500	480,000
United Rentals North America, Inc.	7.75%	11/15/2013	1,000	1,035,000
Total				8,145,844

Telecommunications: Integrated/Services 4.18%
Cincinnati Bell, Inc.	8.375%	1/15/2014	2,500	2,506,250
Hughes Network Systems, LLC	9.50%	4/15/2014	600	607,500
Intelsat, Ltd. (Bermuda)(a)	6.50%	11/1/2013	1,250	956,250
Intelsat, Ltd. (Bermuda)(a)	8.25%	1/15/2013	1,350	1,377,000
Intelsat, Ltd. (Bermuda)(a)	9.25%	6/15/2016	500	521,250
MasTec, Inc.	7.625%	2/1/2017	500	488,750
Nordic Telephone Holdings Co. (Denmark)+(a)	8.875%	5/1/2016	1,500	1,590,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	3,000	3,082,500
Windstream Corp.	7.00%	3/15/2019	1,750	1,715,000
Total				12,844,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND DEBENTURE PORTFOLIO September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Telecommunications: Wireless 1.49%
Centennial Communications Corp.	10.00%	1/1/2013	$650	$690,625
Dobson Communications Corp.	8.875%	10/1/2013	1,250	1,337,500
Hellas II (Luxembourg)+(a)	11.11%#	1/15/2015	550	534,875
IPCS Inc. PIK+	8.606%#	5/1/2014	500	492,500
Nextel Communications, Inc.	7.375%	8/1/2015	1,500	1,525,716
Total				4,581,216

Theaters & Entertainment 0.19%
AMC Entertainment, Inc.	8.00%	3/1/2014	625	598,438

Transportation (Excluding Air/Rail) 0.44%
Bristow Group Inc.	6.125%	6/15/2013	1,375	1,340,625
Total High Yield Corporate Bonds (cost $194,796,376)				192,996,707

U.S. TREASURY OBLIGATIONS 5.05%
U.S. Treasury Notes	5.00%	2/15/2011	10,000	10,303,910
U.S. Treasury Notes	5.75%	8/15/2010	5,000	5,233,205
Total U.S. Treasury Obligations (cost $15,391,167)				15,537,115
Total Long-Term Investments (cost $291,700,888)				298,883,089

SHORT-TERM INVESTMENT 2.39%

Repurchase Agreement
Repurchase Agreement dated 9/28/2007, 4.38% due 10/1/2007 with State Street Bank & Trust Co. collateralized by $7,645,000 of U.S. Treasury Bills at 4.00% due 3/13/2008; value: $7,501,656; proceeds: $7,356,701 (cost $7,354,017)			7,354	7,354,017
Total Investments in Securities 99.57% (cost $299,054,905)				306,237,106
Other Assets in Excess of Liabilities 0.43%				1,329,749
Net Assets 100.00%				$307,566,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND DEBENTURE PORTFOLIO September 30, 2007

PIK Payment-in-kind.
*	Deferred interest debentures pay the stated rate after which they pay a predetermined interest rate.

+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable rate security. The interest rate represents the rate at September 30, 2007.
(a)	Foreign security traded in U.S. dollars.
(b)	Security purchased on a when-issued basis (See Note 2 (e)).
(c)

To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(d)

On the maturity date, the issuer will redeem the notes at their accreted principal price, which will be equal to 125.66% of principal amount at issuance. The “accreted principal price” of the note will be equal to the principal amount of the note at issuance plus accretion on the principal amount at issuance beginning January 15, 2011.

(e)

The notes were offered at an issue price of $395.02 per note with an interest rate of 1.4813% per year. Beginning January 16, 2009, the issuer will not pay any cash interest on the notes prior to maturity unless contingent cash interest becomes payable. Instead, on January 15, 2034, the maturity date of the notes, a holder will receive $1,000 per note.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH and INCOME PORTFOLIO September 30, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 95.50%

Aerospace 1.00%
Boeing Co. (The)	115,900	$12,168
Rockwell Collins, Inc.	159,484	11,649
Total		23,817

Agriculture, Fishing & Ranching 1.18%
Monsanto Co.	327,823	28,107

Air Transportation 0.96%
Delta Air Lines, Inc.*	1,281,200	22,997

Aluminum 0.23%
Alcoa Inc.	139,600	5,461

Automobiles 0.54%
General Motors Corp.	347,800	12,764

Banks 5.66%
Bank of America Corp.	254,900	12,814
Fifth Third Bancorp	470,152	15,929
JPMorgan Chase & Co.	974,118	44,634
Marshall & Ilsley Corp.	209,124	9,153
PNC Financial Services Group, Inc. (The)	210,800	14,356
SunTrust Banks, Inc.	127,369	9,638
Wells Fargo & Co.	801,300	28,542
Total		135,066

Beverage: Brewers 0.34%
Anheuser-Busch Cos., Inc.	160,475	8,022

Beverage: Soft Drinks 3.96%
Coca-Cola Co. (The)	842,517	48,420
Coca-Cola Enterprises Inc.	1,896,248	45,927
Total		94,347

Biotechnology Research & Production 0.40%
Amgen Inc.*	168,800	9,549

Chemicals 0.63%
Praxair, Inc.	179,289	15,017

Communications & Media 0.70%
Time Warner Inc.	905,038	16,616

Communications Technology 3.43%
Cisco Systems, Inc.*	969,209	32,090
Corning Inc.	652,700	16,089
Juniper Networks, Inc.*	488,900	17,899
QUALCOMM Inc.	374,700	15,835
Total		81,913

Computer Services, Software & Systems 3.64%
Adobe Systems Inc.*	441,900	19,293
Microsoft Corp.	1,124,800	33,137
Oracle Corp.*	1,591,700	34,460
Total		86,890

Computer Technology 5.54%
Hewlett-Packard Co.	836,885	41,668
International Business Machines Corp.	180,599	21,275
NVIDIA Corp.*	290,700	10,535
Sun Microsystems, Inc.*	10,455,417	58,655
Total		132,133

Copper 1.63%
Freeport-McMoRan Copper & Gold Inc.	371,684	38,986

Diversified Financial Services 10.29%
Bank of New York Mellon Corp. (The)	2,223,308	98,137
Citigroup, Inc.	1,743,666	81,377
Merrill Lynch & Co., Inc.	212,900	15,175
MetLife Inc.	174,946	12,199
Morgan Stanley	611,000	38,493
Total		245,381

Drug & Grocery Store Chains 2.22%
Kroger Co. (The)	687,781	19,616
SUPERVALU INC.	855,637	33,378
Total		52,994

Drugs & Pharmaceuticals 6.69%
Abbott Laboratories	862,273	46,235
Bristol-Myers Squibb Co.	776,954	22,392
Eli Lilly & Co.	382,700	21,787

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH and INCOME PORTFOLIO September 30, 2007

		Value
Investments	Shares	(000)
Drugs & Pharmaceuticals (continued)
Schering-Plough Corp.	207,100	$6,551
Teva Pharmaceutical
Industries Ltd. ADR	945,767	42,058
Wyeth	461,964	20,580
Total		159,603

Electrical Equipment & Components 1.56%
Emerson Electric Co.	699,734	37,240

Electronics:
Semi-Conductors/Components 2.13%
Altera Corp.	793,200	19,100
Micron Technology, Inc.*	199,200	2,211
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,266,926	12,822
Texas Instruments, Inc.	456,908	16,718
Total		50,851

Financial Data Processing Services & Systems 0.42%
Paychex, Inc.	246,800	10,119

Financial: Miscellaneous 2.34%
Federal National Mortgage Assoc.	919,141	55,893

Foods 2.70%
Kraft Foods, Inc., Class A	1,535,397	52,986
Wm. Wrigley Jr. Co.	178,400	11,459
Total		64,445

Gold 2.02%
Barrick Gold Corp. (Canada)(a)	1,198,605	48,280

Health & Personal Care 1.42%
CVS Caremark Corp.	853,501	33,824

Insurance: Life 0.51%
Prudential Financial, Inc.	123,700	12,071

Insurance: Multi-Line 2.35%
American International Group, Inc.	352,735	23,863
Aon Corp.	717,395	32,146
Total		56,009

Machinery: Construction & Handling 0.78%
Caterpillar Inc.	237,610	18,636

Machinery: Oil Well Equipment & Services 1.37%
Schlumberger Ltd. (Netherlands)(a)	217,872	22,877
Smith International, Inc.	137,890	9,845
Total		32,722

Metals & Minerals Miscellaneous 0.73%
BHP Billiton Ltd. ADR	220,300	17,316

Multi-Sector Companies 4.60%
Eaton Corp.	121,588	12,042
General Electric Co.	2,358,586	97,645
Total		109,687

Oil: Crude Producers 0.76%
Devon Energy Corp.	139,718	11,624
XTO Energy Inc.	103,100	6,376
Total		18,000

Oil: Integrated Domestic 0.53%
Occidental Petroleum Corp.	195,900	12,553

Oil: Integrated International 3.97%
ExxonMobil Corp.	1,021,955	94,592

Radio & TV Broadcasters 0.60%
News Corp., Class B	612,852	14,335

Rental & Leasing Services: Consumer 1.25%
Hertz Global Holdings, Inc.*	1,315,165	29,881

Retail 0.75%
Kohl’s Corp.*	39,700	2,276
Wal-Mart Stores, Inc.	359,692	15,701
Total		17,977

Securities Brokerage & Services 0.39%
Charles Schwab Corp. (The)	428,100	9,247

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH and INCOME PORTFOLIO September 30, 2007

		Value
Investments	Shares	(000)
Services: Commercial 2.73%
IAC/InterActiveCorp.*	1,907,010	$56,581
Waste Management, Inc.	226,724	8,557
Total		65,138

Soaps & Household Chemicals 4.14%
Colgate-Palmolive Co.	141,000	10,056
Procter & Gamble Co. (The)	1,259,069	88,563
Total		98,619

Steel 0.19%
United States Steel Corp.	43,700	4,630

Textiles Apparel Manufacturers 0.66%
J. Crew Group, Inc.*	380,610	15,795

Transportation: Miscellaneous 0.23%
United Parcel Service, Inc., Class B	71,500	5,370

Utilities: Electrical 3.28%
FPL Group, Inc.	260,115	15,836
PG&E Corp.	498,722	23,839
PPL Corp.	443,545	20,536
Progress Energy, Inc.	383,442	17,964
Total		78,175

Utilities: Gas Distributors 0.50%
Spectra Energy Corp.	485,911	11,895

Utilities: Telecommunications 3.55%
AT&T Inc.	1,803,260	76,296
Verizon Communications, Inc.	189,400	8,387
Total		84,683
Total Common Stocks (cost $1,989,033,625)		2,277,646

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 4.43%

Repurchase Agreement
Repurchase Agreement
dated 9/28/2007, 4.38%
due 10/1/2007 with State
Street Bank & Trust Co.
collateralized by
$110,000,000 of U.S.
Treasury Notes at 4.00%
due 8/31/2009; value:
$110,275,000; proceeds:
$105,653,149
(cost $105,614,600)	$105,614	$105,614

Total Investments in Securities 99.93% (cost $2,094,648,225)		2,383,260

Other Assets in Excess of Liabilities 0.07%		1,612

Net Assets 100.00%		$2,384,872

ADR American Depositary Receipt.

* Non-income producing security.

(a) Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2007

		Value
Investments	Shares	(000)

COMMON STOCKS 96.46%

Advertising Agency 0.83%
National CineMedia Inc.	47,500	$1,064

Aerospace 3.11%
Alliant Techsystems Inc.*	13,900	1,519
Rockwell Collins, Inc.	33,600	2,454
Total		3,973

Agriculture, Fishing & Ranching 2.79%
Monsanto Co.	41,600	3,567

Banks 1.24%
Northern Trust Corp.	23,900	1,584

Biotechnology Research & Production 3.89%
Alexion Pharmaceuticals, Inc.*	24,700	1,609
Celgene Corp.*	33,900	2,418
Charles River Laboratories
International, Inc.*	16,800	943
Total		4,970

Casinos & Gambling 3.55%
MGM MIRAGE*	14,200	1,270
Scientific Games Corp., Class A*	35,700	1,342
WMS Industries, Inc.*	58,250	1,928
Total		4,540

Chemicals 1.30%
Airgas, Inc.	32,200	1,662

Commercial Information Services 0.73%
Arbitron Inc.	20,700	939

Communications Technology 4.34%
Atheros Communications, Inc.*	33,700	1,010
Ciena Corp.*	37,100	1,413
Harris Corp.	16,600	959
Juniper Networks, Inc.*	59,000	2,160
Total		5,542

Computer Services, Software & Systems 4.63%
Citrix Systems, Inc.*	34,100	1,375
Cognizant Tech Solutions Corp.*	13,600	1,085
Equinix, Inc.*	18,000	1,596
F5 Networks, Inc.*	23,400	870
NAVTEQ Corp.*	10,900	850
Vmware, Inc., Class A*	1,700	145
Total		5,921

Computer Technology 1.16%
NVIDIA Corp.*	40,950	1,484

Consumer Electronics 2.62%
Activision, Inc.*	50,200	1,084
Electronic Arts Inc.*	18,500	1,036
SINA Corp. (China)*(a)	25,700	1,229
Total		3,349

Drug & Grocery Store Chains 0.77%
Safeway, Inc.	29,700	983

Drugs & Pharmaceuticals 3.59%
BioMarin Pharmaceutical Inc.*	58,178	1,449
Endo Pharmaceuticals Holdings, Inc.*	32,900	1,020
Medicis Pharmaceuticals Corp.	32,700	998
Shire plc ADR	15,100	1,117
Total		4,584

Education Services 1.88%
ITT Educational Services, Inc.*	10,300	1,253
Strayer Education, Inc.	6,800	1,147
Total		2,400

Electrical Equipment & Components 1.14%
AMETEK, Inc.	33,700	1,456

Electronics: Medical Systems 2.78%
Hologic, Inc.*	26,200	1,598
Illumina, Inc.*	37,700	1,956
Total		3,554

Electronics:
Semi-Conductors/Components 4.78%
Analog Devices, Inc.	36,100	1,305
Maxim Integrated Products, Inc.	16,900	496

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. — GROWTH OPPORTUNITIES PORTFOLIO September 30, 2007

		Value
Investments	Shares	(000)

Electronics:
Semi-Conductors/Components (continued)
MEMC Electronic Materials, Inc.*	13,000	$765
National Semiconductor Corp.	64,300	1,744
Silicon Laboratories Inc.*	33,600	1,403
SunPower Corp.*	4,800	398
Total		6,111

Engineering & Contracting Services 0.93%
Jacobs Engineering Group Inc.*	15,700	1,187

Entertainment 1.40%
DreamWorks Animation SKG Inc.*	53,500	1,788

Financial Data Processing Services & Systems 0.84%
Fiserv, Inc.*	21,100	1,073

Foods 0.81%
Wm. Wrigley Jr. Co.	16,200	1,041

Healthcare Facilities 2.95%
Da Vita Inc.*	23,600	1,491
ICON plc ADR*	24,600	1,255
Quest Diagnostics Inc.	17,700	1,023
Total		3,769

Hotel/Motel 0.89%
Starwood Hotels & Resorts
Worldwide, Inc.	18,700	1,136

Identification Control & Filter Devices 1.11%
Roper Industries, Inc.	21,700	1,421

Investment Management Companies 1.28%
T. Rowe Price Group, Inc.	29,300	1,632

Jewelry, Watches & Gemstones 1.17%
Tiffany & Co.	28,600	1,497

Leisure Time 1.71%
Life Time Fitness, Inc.*	35,600	2,184

Machinery: Oil Well Equipment & Services 4.57%
Cameron International Corp.*	26,500	2,446
Grant Prideco, Inc.*	20,500	1,118
Smith International, Inc.	31,900	2,277
Total		5,841

Medical & Dental Instruments & Supplies 6.24%
Beckman Coulter, Inc.	17,700	1,306
DENTSPLY International Inc.	31,700	1,320
Gen-Probe Inc.*	18,900	1,258
St. Jude Medical, Inc.*	44,300	1,952
Thermo Fisher Scientific, Inc.*	37,140	2,144
Total		7,980

Medical Services 0.82%
Covance Inc.*	13,500	1,052

Metal Fabricating 1.86%
Precision Castparts Corp.	16,100	2,382

Miscellaneous: Producer Durables 1.04%
BE Aerospace, Inc.*	32,000	1,329

Multi-Sector Companies 1.14%
Textron Inc.	23,400	1,456

Offshore Drilling 0.58%
Atwood Oceanics, Inc.*	9,600	735

Oil: Crude Producers 4.63%
Cabot Oil & Gas Corp.	56,200	1,976
Range Resources Corp.	65,200	2,651
Southwestern Energy Co.*	30,800	1,289
Total		5,916

Radio & TV Broadcasters 1.81%
Rogers Communications, Inc., Class B (Canada)(a)	50,800	2,313

Retail 4.25%
Amazon.com, Inc.*	13,500	1,258

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2007

		Value
Investments	Shares	(000)

Retail (continued)
GameStop Corp.*	35,300	$1,989
Nordstrom, Inc.	21,400	1,003
O’Reilly Automotive, Inc.*	35,500	1,186
Total		5,436

Securities Brokerage & Services 0.78%
Intercontinental Exchange, Inc.*	6,600	1,003

Services: Commercial 2.88%
Corrections Corp. of America*	49,700	1,301
Ctrip.com International, Ltd. ADR	20,200	1,046
FTI Consulting, Inc.*	26,600	1,338
Total		3,685

Soaps & Household Chemicals 0.83%
Church & Dwight Co., Inc.	22,400	1,054

Telecommunications Equipment 2.58%
American Tower Corp.*	45,700	1,990
Crown Castle International Corp.*	32,200	1,308
Total		3,298

Textiles Apparel Manufacturers 1.32%
Coach, Inc.*	20,500	969
Under Armour, Inc.*	12,100	724
Total		1,693

Transportation: Miscellaneous 0.82%
Expeditors International
Washington, Inc.	22,200	1,050

Utilities: Telecommunications 2.09%
MetroPCS Communications, Inc.*	11,700	319
NII Holdings, Inc.*	20,200	1,659
Time Warner Telecom, Inc.*	31,300	688
Total		2,666
Total Common Stocks (cost $102,597,349)		123,300

	Principal
	Amount	Value
Investments	(000)	(000)

SHORT-TERM INVESTMENT 3.64%

Repurchase Agreement
Repurchase Agreement
dated 9/28/2007, 4.38%
due 10/1/2007 with State
Street Bank & Trust Co.
collateralized by
$4,845,000 of U.S.
Treasury Bills at 4.00%
due 3/27/2008; value:
$4,748,100; proceeds:
$4,653,249
(cost $4,651,551)	$4,652	$4,652

Total Investments in Securities 100.10%
(cost $107,248,900)		127,952

Liabilities in Excess of
Other Assets (0.10%)		(122)

Net Assets 100.00%		$127,830

ADR  American Depositary Receipt.

* Non-income producing security.

(a)  Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO September 30, 2007

		U.S. $
		Value
Investments	Shares	(000)

COMMON STOCKS 95.94%

Australia 3.54%
Boart Longyear Group*	127,300	$269
Newcrest Mining Ltd.	25,155	625
Zinifex Ltd.	25,408	399
Total		1,293

Canada 1.85%
Addax Petroleum Corp.	11,377	449
OPTI Canada Inc.*	12,256	229
Total		678

China 2.85%
Celestial NutriFoods Ltd.	458,705	442
Sino-Ocean Land Holdings*	11,000	16
Yanzhou Coal Mining Co. Ltd.	284,000	584
Total		1,042

Egypt 1.55%
GB Auto S.A.E.*	77,266	567

France 5.64%
CGG Veritas*	1,961	641
Gemalto N.V.*	17,728	514
Neopost S.A.	6,431	907
Total		2,062

Germany 12.13%
Arques Industries AG	10,205	473
AWD Holding AG	14,282	477
DIC Asset AG	8,897	315
Fresenius Medical Care AG & Co. ADR	9,700	515
IVG Immobilien AG	6,103	228
KUKA AG*	8,934	383
Rheinmetall AG	6,243	496
Symrise AG*	21,692	575
Tognum AG*	11,745	368
Wacker Chemie AG	2,585	605
Total		4,435

Greece 4.79%
Folli Follie	15,394	628
OPAP S.A.	11,714	454
Piraeus Bank S.A.	18,766	671
Total		1,753

Hong Kong 6.63%
China Infrastructure Machinery
Holdings Ltd.	215,000	498
China Security & Surveillance Technology, Inc.*	4,900	119
Dore Holdings Ltd.	1,784,000	760
Galaxy Entertainment Group Ltd.*	147,000	163
Melco International Development Ltd.	99,000	185
Playmates Holdings Ltd.	1,234,000	127
RexCapital Financial Holdings Ltd.*	3,525,000	571
Total		2,423

Ireland 1.37%
C&C GROUP	26,301	218
FBD Holdings plc	6,887	216
Waterford Wedgwood plc Unit*	1,988,597	68
Total		502

Italy 4.57%
Azimut Holding SpA	22,238	342
Davide Campari-Milano SpA	74,958	770
Hera SpA	135,828	561
Total		1,673

Japan 13.52%
Capcom Co., Ltd.	19,800	457
FP Corp	12,000	406
Ibiden Co., Ltd.	5,200	438
Kabu.com Securities Co., Ltd.	129	140
Mitsui Mining & Smelting Co., Ltd.	55,800	241
Nabtesco Corp.	30,912	504

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO September 30, 2007

		U.S. $
		Value
Investments	Shares	(000)

Japan (continued)
Nippon Commercial Investment REIT	153	$665
Nitori Co., Ltd.	9,500	449
Okinawa Cellular Telephone Co.	182	540
SUMCO Corp.	9,000	367
Tokuyama Corp.	27,100	411
ZEON Corp.	33,000	325
Total		4,943

Kazakhstan 0.55%
Halyk Savings Bank*+	10,000	201
Kazkommertsbank GDR*+	58	1
Total		202

Luxembourg 0.98%
Oriflame Cosmetics S.A.	5,900	358

Mexico 1.05%
Desarrolladora Homex, S.A. de C.V.*	6,900	383

Netherlands 6.00%
Aalberts Industries N.V.	13,743	328
Ballast Nedam N.V.	3,395	156
Draka Holding N.V.	11,194	500
Koninklijke BAM Groep N.V.	6,850	182
LMA International N.V.*	436,066	167
Vedior N.V.	23,173	510
Wavin N.V.	19,698	352
Total		2,195

Norway 4.11%
Electromagnetic GeoServices AS*	8,820	147
Petroleum Geo-Services*	22,050	636
Songa Offshore ASA*	64,686	720
Total		1,503

Philippines 1.36%
Ayala Corp.	13,719	168
Megaworld Corp.	2,016,000	154
Metropolitan Bank & Trust Co.	142,700	177
Total		499

South Korea 1.02%
Pusan Bank	20,270	372

Spain 4.11%
Enagas, S.A.	23,115	599
Prosegur Compania de Seguridad S.A.	24,889	905
Total		1,504

Sweden 2.94%
Getinge AB, Class B	28,400	687
KappAhl Holding AB	36,826	389
Total		1,076

Taiwan 0.62%
Acer, Inc.	128,905	227

Turkey 2.50%
Hurriyet Gazetecilik ve
Matbaacilik A.S.*	127,129	403
Turkiye Is Bankasi A.S. Isbank GDR	17,140	103
Turkiye Vakiflar Bankasi	120,158	410
Total		916

United Kingdom 12.26%
Balfour Beatty plc	54,927	533
Bespak plc	6,469	87
BlueBay Asset Management plc*	78,206	701
Burberry Group plc	41,837	562
Ceres Power Holdings plc*	62,048	381
Intertek Group plc	40,846	792
Man Group plc	17,901	203
Michael Page International plc	16,561	140
Punch Taverns plc	35,857	723
Southern Cross Healthcare Ltd.	34,484	360
Total		4,482
Total Common Stocks
(cost $31,102,562)		35,088

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO September 30, 2007

	Principal	U.S. $
	Amount	Value
Investments	(000)	(000)

SHORT-TERM INVESTMENT 2.91%

Repurchase Agreement
Repurchase Agreement
dated 9/28/2007, 4.38%
due 10/1/2007 with State
Street Bank & Trust Co.
collateralized by
$1,135,000 of U.S.
Treasury Bonds at 4.50%
due 2/15/2036; value:
$1,086,763; proceeds:
$1,064,339
(cost $1,063,950)	$1,064	$1,064

Total Investments in Securities 98.85%
(cost $32,166,512)		36,152

Other Assets in Excess of Liabilities 1.15%		421

Net Assets 100.00%		$36,573

ADR American Depositary Receipt.
GDR Global Depositary Receipt.
REIT Real Estate Investment Trust.
Unit More than one class of securities traded together.
* Non-income producing security.

+     Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - LARGE CAP CORE PORTFOLIO September 30, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 94.22%

Aerospace 3.87%
Boeing Co. (The)	2,377	$250
Lockheed Martin Corp.	967	105
Raytheon Co.	2,841	181
United Technologies Corp.	3,357	270
Total		806

Agriculture, Fishing & Ranching 2.87%
Monsanto Co.	6,970	598

Banks 5.67%
Bank of America Corp.	6,117	307
JPMorgan Chase & Co.	4,470	205
Marshall & Ilsley Corp.	1,265	55
PNC Financial Services Group, Inc. (The)	1,934	132
SunTrust Banks, Inc.	976	74
U.S. Bancorp	3,234	105
Wachovia Corp.	2,314	116
Wells Fargo & Co.	5,220	186
Total		1,180

Beverage: Brewers 0.32%
Anheuser-Busch Cos., Inc.	1,340	67

Beverage: Soft Drinks 2.00%
Coca-Cola Co. (The)	4,976	286
PepsiCo, Inc.	1,787	131
Total		417

Biotechnology Research & Production 3.85%
Amgen Inc.*	2,997	169
Baxter International Inc.	2,622	148
Celgene Corp.*	3,114	222
Genzyme Corp.*	2,146	133
ImClone Systems, Inc.*	3,120	129
Total		801

Chemicals 0.90%
Praxair, Inc.	2,245	188

Communications & Media 0.26%
Time Warner Inc.	3,007	55

Communications Technology 4.64%
Cisco Systems, Inc.*	10,546	349
Corning Inc.	12,496	308
QUALCOMM Inc.	7,278	308
Total		965

Computer Services, Software & Systems 3.52%
Adobe Systems Inc.*	3,574	156
Microsoft Corp.	9,492	280
Oracle Corp.*	13,672	296
Total		732

Computer Technology 3.13%
Hewlett-Packard Co.	6,522	325
International Business Machines Corp.	2,160	254
NVIDIA Corp.*	1,995	72
Total		651

Consumer Electronics 3.17%
Activision, Inc.*	14,417	311
Electronic Arts, Inc.*	4,256	238
Yahoo! Inc.*	4,127	111
Total		660

Copper 0.17%
Freeport-McMoRan Copper & Gold Inc.	336	35

Diversified Financial Services 5.12%
American Express Co.	897	53
Bank of New York Mellon Corp. (The)	6,784	300
Citigroup, Inc.	6,413	299
Discover Financial Services	1,368	29
Merrill Lynch & Co., Inc.	1,624	116
MetLife Inc.	1,396	97
Morgan Stanley	2,735	172
Total		1,066

Drug & Grocery Store Chains 0.61%
Kroger Co. (The)	2,982	85
Walgreen Co.	869	41
Total		126

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - LARGE CAP CORE PORTFOLIO September 30, 2007

		Value
Investments	Shares	(000)
Drugs & Pharmaceuticals 7.07%
Abbott Laboratories	7,690	$412
Amylin Pharmaceuticals, Inc.*	1,130	56
Bristol-Myers Squibb Co.	2,593	75
Eli Lilly & Co.	1,765	100
Gilead Sciences, Inc.*	7,247	296
Johnson & Johnson	2,384	157
Merck & Co., Inc.	4,519	234
Pfizer Inc.	4,541	111
Schering-Plough Corp.	920	29
Total		1,470

Electrical Equipment & Components 1.07%
Emerson Electric Co.	4,167	222

Electronics: Medical Systems 1.00%
Medtronic, Inc.	3,708	209

Electronics: Semi-Conductors/ Components 2.21%
Advanced Micro Devices, Inc.*	2,718	36
Intel Corp.	13,175	341
Texas Instruments, Inc.	2,269	83
Total		460

Electronics: Technology 0.76%
General Dynamics Corp.	1,874	158

Energy: Miscellaneous 0.34%
Valero Energy Corp.	1,036	70

Entertainment 0.51%
Walt Disney Co. (The)	3,093	106

Financial: Miscellaneous 1.01%
Federal Home Loan Mortgage Corp.	1,055	62
Federal National Mortgage Assoc.	2,434	148
Total		210

Foods 2.91%
Campbell Soup Co.	3,662	135
Kellogg Co.	2,356	132
Kraft Foods, Inc., Class A	7,415	256
Wm. Wrigley Jr. Co.	1,294	83
Total		606

Gold 1.55%
Barrick Gold Corp. (Canada)(a)	5,835	235
Newmont Mining Corp.	1,946	87
Total		322

Health & Personal Care 3.18%
CVS Caremark Corp.	7,613	302
Express Scripts, Inc.*	3,983	222
Medco Health Solutions, Inc.*	1,465	133
WebMD Health Corp., Class A*	79	4
Total		661

Healthcare Facilities 0.51%
Quest Diagnostics Inc.	1,846	107

Identification Control & Filter Devices 0.64%
Agilent Technologies, Inc.*	3,604	133

Insurance: Multi-Line 2.06%
American International Group, Inc.	3,481	235
Hartford Financial Services Group, Inc. (The)	2,091	194
Total		429

Insurance: Property-Casualty 0.34%
XL Capital Ltd., Class A (Bermuda)(a)	878	70

Jewelry, Watches & Gemstones 0.10%
Tiffany & Co.	398	21

Machinery: Construction & Handling 0.27%
Caterpillar Inc.	724	57

Machinery: Oil Well Equipment & Services 2.04%
Baker Hughes, Inc.	1,276	115
Schlumberger Ltd.
(Netherlands)(a)	2,950	310
Total		425

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - LARGE CAP CORE PORTFOLIO September 30, 2007

		Value
Investments	Shares	(000)
Medical & Dental Instruments & Supplies 0.80%
St. Jude Medical, Inc.*	3,795	$167

Miscellaneous: Consumer Staples 0.50%
Diageo plc ADR	1,170	103

Multi-Sector Companies 2.70%
General Electric Co.	10,880	451
Honeywell International, Inc.	1,851	110
Total		561

Oil: Crude Producers 0.16%
XTO Energy, Inc.	536	33

Oil: Integrated Domestic 0.44%
ConocoPhillips	1,048	92

Oil: Integrated International 3.27%
Chevron Corp.	2,446	229
ExxonMobil Corp.	4,876	451
Total		680

Retail 4.83%
Best Buy Co., Inc.	2,736	126
GameStop Corp.*	6,128	345
Home Depot, Inc. (The)	213	7
Kohl’s Corp.*	2,632	151
Macy’s, Inc.	2,446	79
Target Corp.	3,026	192
Wal-Mart Stores, Inc.	2,382	104
Total		1,004

Soaps & Household Chemicals 3.61%
Colgate-Palmolive Co.	2,987	213
Procter & Gamble Co. (The)	7,652	538
Total		751

Telecommunications Equipment 1.30%
Nokia Oyj ADR	7,108	270

Textiles Apparel Manufacturers 1.55%
Coach, Inc.*	5,089	240
Polo Ralph Lauren Corp., Class A	1,062	83
Total		323

Transportation: Miscellaneous 0.60%
United Parcel Service, Inc., Class B	1,664	125

Utilities: Cable TV & Radio 0.86%
Comcast Corp., Class A*	7,418	178

Utilities: Electrical 2.90%
Dominion Resources, Inc.	2,118	179
FPL Group, Inc.	2,405	147
PG&E Corp.	3,816	182
Progress Energy, Inc.	2,054	96
Total		604

Utilities: Telecommunications 3.03%
AT&T Inc.	12,532	530
Sprint Nextel Corp.	1,576	30
Verizon Communications, Inc.	1,582	70
Total		630

Total Common Stocks (cost $17,002,374)		19,604

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - LARGE CAP CORE PORTFOLIO September 30, 2007

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 5.05%

Repurchase Agreement
Repurchase Agreement dated 9/28/2007, 4.38% due 10/1/2007 with State Street Bank & Trust Co. collateralized by $ 1,065,000 of Federal Home Loan Bank at 5.20% due 11/10/2014; value: $ 1,076,981; proceeds: $ 1,051,980 (cost $1,051,596)	$1,051	$1,051

Total Investments in Securities 99.27% (cost $18,053,970)		20,655

Other Assets in Excess of Liabilities 0.73%		151

Net Assets 100.00%		$20,806

ADR American Depositary Receipt.

* Non-income producing security.

(a) Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP VALUE PORTFOLIO September 30, 2007

		Value
Investments	Shares	(000)

COMMON STOCKS 97.88%

Advertising Agency 5.13%
Interpublic Group of Cos. Inc. (The)*	2,825,158	$29,325
R.H. Donnelley Corp.*	523,918	29,350
Total		58,675

Agriculture, Fishing & Ranching 1.05%
Monsanto Co.	140,202	12,021

Auto Parts: After Market 1.79%
Genuine Parts Co.	409,613	20,481

Auto Parts: Original Equipment 0.46%
ArvinMeritor, Inc.	316,400	5,322

Beverage: Soft Drinks 2.11%
Coca-Cola Enterprises, Inc.	995,292	24,106

Building: Materials 0.20%
Owens Corning*	93,200	2,335

Chemicals 3.16%
Chemtura Corp.	1,503,911	13,370
Eastman Chemical Co.	341,340	22,777
Total		36,147

Commercial Information Services 0.50%
Arbitron Inc.	125,217	5,677

Communications Technology 9.43%
ADC Telecommunications, Inc.*	939,734	18,428
Avaya Inc.*	820,963	13,923
JDS Uniphase Corp.*	1,914,547	28,642
McAfee, Inc.*	794,923	27,719
Tellabs, Inc.*	2,022,700	19,256
Total		107,968

Computer Services, Software & Systems 3.66%
Cadence Design Systems, Inc.*	1,152,390	25,571
Openwave Systems, Inc.	466,064	2,041
Sybase, Inc.*	619,178	14,322
Total		41,934

Consumer Products 1.36%
Snap-on Inc.	315,460	15,628

Containers & Packaging: Paper &
Plastic 1.29%
Pactiv Corp.*	514,597	14,748

Diversified Manufacturing 1.96%
Ball Corp.	416,565	22,390

Diversified Production 0.25%
Pentair, Inc.	87,000	2,887

Drug & Grocery Store Chains 2.65%
Kroger Co. (The)	531,897	15,170
Safeway Inc.	457,237	15,139
Total		30,309

Drugs & Pharmaceuticals 4.01%
King Pharmaceuticals, Inc.*	1,735,982	20,346
Mylan Laboratories Inc.	1,600,974	25,551
Total		45,897

Engineering & Contracting Services 1.24%
KBR, Inc.*	366,835	14,222

Fertilizers 2.72%
Mosaic Co. (The)*	531,880	28,466
Potash Corp. of Saskatchewan Inc. (Canada)(a)	24,905	2,633
Total		31,099

Foods 1.96%
Dean Foods Co.	343,024	8,775
Smithfield Foods, Inc.*	433,854	13,666
Total		22,441

Health & Personal Care 0.77%
HealthSouth Corp.*	504,701	8,837

Healthcare Management Services 0.76%
Aetna Inc.	159,471	8,655

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP VALUE PORTFOLIO September 30, 2007

		Value
Investments	Shares	(000)

Household Furnishings 1.27%
Newell Rubbermaid, Inc.	502,836	$14,492

Identification Control & Filter
Devices 1.82%
Hubbell, Inc., Class B	364,665	20,830

Insurance: Life 1.30%
Conseco, Inc.*	931,627	14,906

Insurance: Multi-Line 0.74%
Safeco Corp.	139,064	8,513

Insurance: Property-Casualty 4.62%
ACE Ltd. (Bermuda)(a)	195,919	11,867
PartnerRe Ltd. (Bermuda)(a)	270,290	21,350
XL Capital Ltd., Class A (Bermuda)(a)	248,143	19,653
Total		52,870

Machinery: Engines 0.96%
Cummins, Inc.	86,275	11,034

Machinery: Oil Well Equipment &
Services 2.10%
Halliburton Co.	626,260	24,048

Medical & Dental Instruments &
Supplies 0.60%
Bausch & Lomb, Inc.	85,419	5,467
Covidien Ltd. (Bermuda)*(a)	33,100	1,373
Total		6,840

Metal Fabricating 1.75%
Timken Co. (The)	538,375	20,001

Miscellaneous: Equipment 0.99%
W.W. Grainger, Inc.	124,044	11,312

Offshore Drilling 1.94%
GlobalSantaFe Corp. (Cayman Islands)(a)	292,762	22,256

Oil: Crude Producers 3.32%
EOG Resources, Inc.	363,500	26,292
Range Resources Corp.	288,839	11,744
Total		38,036

Paints & Coatings 0.19%
Valspar Corp. (The)	81,700	2,223

Paper 2.06%
Bowater, Inc.	704,020	10,504
MeadWestvaco Corp.	443,541	13,098
Total		23,602

Publishing: Miscellaneous 2.41%
Idearc Inc.	91,000	2,864
R.R. Donnelley & Sons Co.	677,535	24,770
Total		27,634

Real Estate Investment Trusts 0.80%
Host Hotels & Resorts, Inc.	407,686	9,148

Restaurants 1.11%
Brinker International, Inc.	464,244	12,739

Retail 3.54%
Foot Locker, Inc.	636,263	9,754
Macy’s, Inc.	316,423	10,227
OfficeMax, Inc.	598,740	20,519
Total		40,500

Services: Commercial 1.13%
Allied Waste Industries, Inc.*	1,013,320	12,920

Tires & Rubber 0.83%
Goodyear Tire & Rubber Co. (The)*	313,200	9,524

Utilities: Electrical 9.27%
Ameren Corp.	501,576	26,333
CMS Energy Corp.	1,279,407	21,519
NiSource Inc.	1,194,758	22,868
Northeast Utilities System	899,940	25,711
Puget Energy, Inc.	396,402	9,700
Total		106,131

Utilities: Gas Distributors 0.33%
Southwest Gas Corp.	133,008	3,763

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP VALUE PORTFOLIO September 30, 2007

		Value
Investments	Shares	(000)

Utilities: Telecommunications 8.34%
CenturyTel, Inc.	300,831	$13,905
EMBARQ Corp.	481,767	26,786
Qwest Communications International Inc.*	4,516,771	41,374
Windstream Corp.	946,482	13,364
Total		95,429

Total Common Stocks
(cost $960,412,190)		1,120,530

	Principal
	Amount	Value
Investments	(000)	(000)

SHORT-TERM INVESTMENT 2.26%

Repurchase Agreement
Repurchase Agreement
dated 9/28/2007, 4.38%
due 10/1/2007 with State
Street Bank & Trust Co.
collateralized by
$27,000,000 of U.S.
Treasury Notes at 4.75%
due 2/15/2010; value:
$27,607,500; proceeds:
$25,886,367
(cost $25,876,922)	$25,877	$25,877

Total Investments in Securities 100.14%
(cost $986,289,112)		1,146,407

Liabilities in Excess of Other Assets (0.14%)		(1,638)

Net Assets 100.00%		$1,144,769

 * Non-income producing security.

(a) Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.      ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”):  All Value Portfolio (“All Value”), America’s Value Portfolio (“America’s Value”), Bond-Debenture Portfolio (“Bond-Debenture”),  Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Portfolio (“International”), Large-Cap Core Portfolio (“Large-Cap Core”), and Mid-Cap Value Portfolio (“Mid-Cap Value”). Each Fund is diversified as defined under the Act.

The investment objective of All Value is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of America’s Value is to seek current income and capital appreciation. The investment objective of Bond-Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International is long-term capital appreciation. The investment objective of Large-Cap Core is growth of capital and growth of income consistent with reasonable risk. The investment objective of Mid-Cap Value is capital appreciation.

2.      SIGNIFICANT ACCOUNTING POLICIES

(a)     Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)     Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned and recorded.

(d)     Repurchase Agreements– Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)     When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.

Notes to Schedule of Investments (unaudited)(continued)

3.      FEDERAL TAX INFORMATION

As of  September 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	All Value	America’s Value	Bond-Debenture
Tax cost	$ 89,411,683	$ 117,667,729	$ 301,253,482
Gross unrealized gain	12,666,572	14,511,265	10,345,256
Gross unrealized loss	(1,222,347)	(3,372,353)	(5,361,632)
Net unrealized security gain	$ 11,444,225	$ 11,138,912	$ 4,983,624

	Growth and Income	Growth Opportunities	International
Tax cost	$ 2,099,154,211	$ 107,425,397	$ 32,222,518
Gross unrealized gain	311,144,086	21,447,355	5,017,939
Gross unrealized loss	(27,037,834)	(920,992)	(1,088,094)
Net unrealized security gain	$ 284,106,252	$ 20,526,363	$ 3,929,845

	Large-Cap Core	Mid-Cap Value
Tax cost	$ 18,068,390	$ 988,419,240
Gross unrealized gain	2,806,226	202,759,115
Gross unrealized loss	(219,229)	(44,771,196)
Net unrealized security gain	$ 2,586,997	$ 157,987,919

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization, and wash sales.

4.      INVESTMENT RISKS

ALL VALUE

The Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

AMERICA’S VALUE

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest.

Notes to Schedule of Investments (unaudited)(continued)

Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities.

A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political and other risks.

These factors can affect the Fund’s performance.

BOND-DEBENTURE

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield securities are subject to greater price fluctuations, as well as additional risks. The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

GROWTH AND INCOME

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

GROWTH OPPORTUNITIES

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

Notes to Schedule of Investments (unaudited)(concluded)

The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund’s performance.

INTERNATIONAL

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

These factors can affect the Fund’s performance.

LARGE-CAP CORE

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other and other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

MID-CAP VALUE

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:                              Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                              Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 27, 2007